Stockholders' Equity - Summary of Restricted Stock Unit Activity under the Company's Equity-Base (Detail) (Restricted Stock Unit, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restricted Stock Unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, Beginning Balance	40,000	36,512
Number of Units, Granted		40,000
Number of Units, Vested		(36,512)
Number of Units, Forfeited	(28,000)
Number of Units, Ending Balance	12,000	40,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 13.21	$ 3.30
Weighted Average Grant Date Fair Value, Granted		$ 13.21
Weighted Average Grant Date Fair Value, Vested		$ 3.30
Weighted Average Grant Date Fair Value, Forfeited	$ 13.21
Weighted Average Grant Date Fair Value, Ending Balance	$ 13.21	$ 13.21